Income Taxes - Schedule of Cumulative Net Operating Loss Carryforward (Details)	Dec. 31, 2020 USD ($)
Net Operating Loss Carryforward	$ 80,076
Tax Year 2018 [Member]
Net Operating Loss Carryforward	3,118
Tax Year 2019 [Member]
Net Operating Loss Carryforward	4,292
Tax Year 2020 [Member]
Net Operating Loss Carryforward	$ 72,666